DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
NOTE 1 — DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
Description of the Business
WPCS International Incorporated, a Delaware corporation (“WPCS”) and its wholly and majority-owned subsidiaries (collectively, the “Company”) currently specializes in low voltage communications, audio-visual and security contracting services, conducting business in one segment at one operations center, through its wholly-owned domestic subsidiary, WPCS International - Suisun City, Inc. (“Suisun City Operations”). During the year ended April 30, 2017 the Company also conducted operations from its wholly-owned Texas subsidiary, WPCS International-Texas, Inc. (“Texas Operations”), however, as of April 30, 2017, the Texas Operations has been closed.
The Company is a full-service low voltage contractor that specializes in the installation and service of Voice & Data Networks, Security Systems, Audio-Visual Solutions, and Distributed Antenna Systems and provides experienced project management and delivers complex projects to key vertical markets that include Healthcare, Education, Transportation, Energy & Utilities, Oil & Gas, Manufacturing, Commercial Real Estate, Financial, Government, etc.
Basis of Presentation
The condensed consolidated financial statements of WPCS and its wholly and majority-owned subsidiaries included in this Report for the three months ended July 31, 2017 and 2016, reflect the accounts of current entities as continued operations, as discussed below.
Results of operations for the three months ended July 31, 2017 and 2016 include the results of: (i) WPCS (which primarily reflects corporate operating expenses and nonoperating income); (ii) Suisun City Operations and the Texas Operations, (the Texas Operations were closed in February 2017 and therefore the Suisun Operation remains the Company’s only active operating subsidiary); (iii) WPCS Incorporated, an inactive subsidiary; and (iv) WPCS International – Trenton, Inc. (“Trenton Operations”), which operations were closed in September 2013.
The unaudited condensed consolidated financial information furnished herein reflects all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, considered necessary for a fair presentation of the financial position and the results of operations and cash flows of the Company for the periods presented. All intercompany accounts and transactions have been eliminated in consolidation. These unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. These interim condensed consolidated financial statements should be read in conjunction with the financial statements included in the Annual Report on Form 10-K for the fiscal year ended April 30, 2017.
The results of operations for the three months ended July 31, 2017 are not necessarily indicative of the results to be expected for the full fiscal year.

NOTE 1 — DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

WPCS International Incorporated, a Delaware corporation (“WPCS”) and its wholly and majority-owned subsidiaries (collectively, the “Company”) currently specializes in low voltage communications, audio-visual and security contracting services, conducting business in one segment at one operations center, through its wholly-owned domestic subsidiary, WPCS International — Suisun City, Inc. (“Suisun City Operations”). During the year ended April 30, 2017 the Company also conducted operations from its wholly-owned Texas subsidiary, WPCS International-Texas, Inc. (“Texas Operations”), however, as of April 30, 2017, the Texas Operations has been closed.

The Company is a full-service low voltage contractor that specializes in the installation and service of Voice & Data Networks, Security Systems, Audio-Visual Solutions, and Distributed Antenna Systems and provides experienced project management and delivers complex projects to key vertical markets that include Healthcare, Education, Transportation, Energy & Utilities, Oil & Gas, Manufacturing, Commercial Real Estate, Financial, Government, etc.

Basis of Presentation

The consolidated financial statements of the Company included in this Report for the years ended April 30, 2017 and 2016, reflect the accounts of current and former entities as either continued or discontinued operations, as discussed below.

Continuing operations for the years ended April 30, 2017 and 2016 include the results of operations of: (i) WPCS (which primarily reflects corporate operating expenses and nonoperating income); (ii) Suisun City Operations and the Texas Operations, (the Texas Operations were closed in February 2017 and therefore the Suisun Operation remains the Company’s only active operating subsidiary); (iii) WPCS Incorporated, an inactive subsidiary; and (iv) WPCS International — Trenton, Inc. (“Trenton Operations”), which operations were closed in September 2013.

Discontinued operations for the year ended April 30, 2016 include the results of WPCS Asia Limited, a 60% joint venture interest in Tai'an AGS Pipeline Construction Co. Ltd. (the “China Operations”). There are no discontinued operations for the year ended April 30, 2017.